CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended						8 Months Ended	9 Months Ended
		Sep. 30, 2025	Sep. 11, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 11, 2025	Sep. 30, 2024
Revenues:
Total revenues		$ 255	$ 1,288				$ 984			$ 4,222	$ 2,615
Operating expenses:
Fund management and administration		282	1,251				1,272			4,250	3,488
Employee compensation and benefits		18,720	3,151				2,182			7,222	6,465
General and administrative expense		445	871				4,404			4,229	10,040
Marketing and advertising		18	68				89			231	443
Depreciation and amortization		12	43				47			149	141
Total operating expenses		19,477	5,384				7,994			16,081	20,577
Investment gains/(losses):
Net unrealized loss on digital assets		(10,133)	0				0			0	0
Other derivative loss		(14,731)	0				0			0	0
Net investment gains/(losses)		(24,864)	0				0			0	0
Net operating loss		(44,086)	(4,096)				(7,010)			(11,859)	(17,962)
Other income/(expense):
Other income		68	10				208			586	500
Transaction costs		(7,484)	(10,280)				0			(15,717)	0
Goodwill and intangible asset impairment		(140,785)	0				0			0	0
Total other income/(expense)		(148,201)	(10,270)				208			(15,131)	500
Net loss before income taxes		(192,287)	(14,366)				(6,802)			(26,990)	(17,462)
Income tax benefit/(expense)		0	0				0			0	0
Net loss		$ (192,287)	$ (14,366)	$ (8,875)	$ (3,749)	$ (4,118)	$ (6,802)	$ (5,869)	$ (4,791)	$ (26,990)	$ (17,462)
Weighted average number of common shares outstanding:
Basic (in shares)	[1]	872,349,183	2,325,783				2,225,816			2,299,243	2,200,848
Diluted (in shares)	[1]	872,349,183	2,325,783				2,225,816			2,299,243	2,200,848
Net loss per common share:
Basic (in USD per share)	[1]	$ (0.22)	$ (6.18)				$ (3.06)			$ (11.74)	$ (7.93)
Diluted (in USD per share)	[1]	$ (0.22)	$ (6.18)				$ (3.06)			$ (11.74)	$ (7.93)
Investment advisory fees
Revenues:
Total revenues		$ 246	$ 1,283				$ 950			$ 4,187	$ 2,560
Other revenue
Revenues:
Total revenues		$ 9	$ 5				$ 34			$ 35	$ 55

[1]	(1)Basic and diluted earnings per common share for Class A and Class B common stock are the same.